Note Employee benefits (Information Popular Inc. shares of common stock held by the plans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Plan Assets at Fair Value, Valuation Techniques and Inputs [Abstract]
Shares of Popular, Inc. common stock	152,804	149,127
Fair value of shares of Popular, Inc. common stock	$ 7,215	$ 5,293
Dividends paid on shares of Popular, Inc. common stock held by the plan	$ 151	$ 132